Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 62.2%
	Shares	Value ($)
International 15.5%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	57,575,183	806,628,314
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	47,342,199	576,154,566
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a),(b)	22,651,871	285,187,050
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	33,106,461	311,200,732
Total		1,979,170,662
U.S. Large Cap 38.8%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	8,445,877	333,105,405
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	9,555,954	800,788,902
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	13,458,100	459,863,288
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	44,460,298	776,721,414
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	13,105,846	504,706,112
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	7,835,666	424,614,737
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	12,302,284	448,787,316
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,969,605	324,295,727
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	13,465,449	456,748,024
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	12,436,306	426,316,585
Total		4,955,947,510
U.S. Mid Cap 3.0%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,892,623	83,710,710
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	2,781,755	100,143,191
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,316,758	100,500,955
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,125,544	93,906,512
Total		378,261,368
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 4.9%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	4,750,366	96,812,458
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	3,886,961	78,594,357
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	6,243,201	206,525,082
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,666,280	241,785,985
Total		623,717,882
Total Equity Funds (Cost $4,985,562,592)		7,937,097,422

Exchange-Traded Equity Funds 2.1%

International Mid Large Cap 1.3%
iShares MSCI EAFE ETF	2,300,000	169,280,000
U.S. Large Cap 0.8%
SPDR S&P 500 ETF Trust	213,300	96,334,812
Total Exchange-Traded Equity Funds (Cost $216,703,991)		265,614,812

Exchange-Traded Fixed Income Funds 5.8%

Investment Grade 5.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,868,500	346,916,390
Vanguard Intermediate-Term Corporate Bond ETF	4,517,000	388,642,680
Total		735,559,070
Total Exchange-Traded Fixed Income Funds (Cost $773,312,355)		735,559,070

Fixed Income Funds 10.7%

Investment Grade 10.7%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	18,818,140	180,842,322
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	9,824,532	92,940,071
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	17,813,797	177,781,697
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	9,264,493	90,328,805
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	17,402,080	183,243,899
Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2022 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	22,700,948	229,506,586
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	39,718,144	415,848,972
Total		1,370,492,352
Total Fixed Income Funds (Cost $1,439,627,147)		1,370,492,352

Residential Mortgage-Backed Securities - Agency 9.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/18/2037	2.000%	90,250,000	87,662,364
04/18/2037- 04/13/2052	2.500%	478,700,000	462,250,344
04/13/2052	3.000%	619,132,000	606,280,751
Total Residential Mortgage-Backed Securities - Agency (Cost $1,180,916,213)			1,156,193,459
Options Purchased Puts 1.6%
Value ($)
(Cost $232,119,601)	211,198,100

Money Market Funds 16.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(a),(d)	2,116,747,100	2,115,900,401
Total Money Market Funds (Cost $2,116,152,996)		2,115,900,401
Total Investments in Securities (Cost: $10,944,394,895)		13,792,055,616
Other Assets & Liabilities, Net		(1,026,897,286)
Net Assets		12,765,158,330

At March 31, 2022, securities and/or cash totaling $171,354,715 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
45,000,000 EUR	49,427,100 USD	Barclays	04/28/2022	—	(389,430)
75,113,070 USD	67,750,000 EUR	Barclays	04/28/2022	—	(111,517)
69,418,942 USD	52,687,500 GBP	Barclays	04/28/2022	—	(216,546)
74,375,000 CHF	79,565,523 USD	Citi	04/28/2022	—	(988,114)
9,000,000,000 JPY	76,167,908 USD	Citi	04/28/2022	2,205,062	—
34,414,044 USD	310,000,000 NOK	HSBC	04/28/2022	787,109	—
35,306,311 USD	310,000,000 NOK	HSBC	04/28/2022	—	(105,158)
77,800,000 AUD	56,124,920 USD	UBS	04/28/2022	—	(2,109,625)
57,053,852 USD	77,800,000 AUD	UBS	04/28/2022	1,180,693	—
79,614,008 USD	102,000,000 CAD	UBS	04/28/2022	1,966,282	—
Total				6,139,146	(3,920,390)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	335	06/2022	GBP	25,078,100	—	(142,069)
MSCI Singapore Index	326	04/2022	SGD	10,916,110	133,723	—
MSCI Singapore Index	200	04/2022	SGD	6,697,000	—	(69,516)
OMXS30 Index	676	04/2022	SEK	140,946,000	58,409	—
OMXS30 Index	500	04/2022	SEK	104,250,000	—	(185,547)
S&P 500 Index E-mini	6,141	06/2022	USD	1,391,166,788	88,526,090	—
S&P/TSX 60 Index	224	06/2022	CAD	59,006,080	—	(359,823)
SPI 200 Index	297	06/2022	AUD	55,531,575	1,041,365	—
SPI 200 Index	100	06/2022	AUD	18,697,500	—	(30,132)
TOPIX Index	583	06/2022	JPY	11,348,095,000	5,075,958	—
U.S. Long Bond	1,712	06/2022	USD	256,907,000	—	(7,249,396)
2	Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2022 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,828	06/2022	USD	224,615,500	—	(6,088,036)
U.S. Treasury 2-Year Note	1,418	06/2022	USD	300,505,220	—	(3,702,645)
U.S. Treasury 5-Year Note	2,398	06/2022	USD	275,020,625	—	(6,600,735)
U.S. Ultra Treasury Bond	949	06/2022	USD	168,091,625	—	(6,222,297)
Total					94,835,545	(30,650,196)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(1,281)	06/2022	EUR	(48,972,630)	—	(2,081,288)
Russell 2000 Index E-mini	(380)	06/2022	USD	(39,261,600)	—	(1,128,592)
S&P 500 Index E-mini	(1,331)	06/2022	USD	(301,521,413)	—	(18,820,313)
Total					—	(22,030,193)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,812,164,000	4,000	3,800.00	12/15/2023	99,482,900	95,900,000
S&P 500 Index	JPMorgan	USD	1,576,582,680	3,480	3,700.00	12/15/2023	84,616,968	76,194,600
S&P 500 Index	JPMorgan	USD	890,225,565	1,965	3,600.00	12/15/2023	48,019,733	39,103,500
Total							232,119,601	211,198,100

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 38	Morgan Stanley	06/20/2027	1.000	Quarterly	0.667	USD	150,000,000	296,869	—	—	296,869	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	2,314,051,236	972,834,316	(1,170,785,202)	(199,949)	2,115,900,401	—	(212,456)	770,801	2,116,747,100
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	343,662,751	—	—	(10,557,346)	333,105,405	—	—	—	8,445,877
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	846,944,157	—	—	(46,155,255)	800,788,902	—	—	—	9,555,954
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	194,015,020	—	—	(13,172,698)	180,842,322	—	—	—	18,818,140
Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	510,881,900	—	(114,690)	(50,903,922)	459,863,288	—	32,375	—	13,458,100
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	97,413,191	—	(783,404)	(3,689,716)	92,940,071	—	(61,784)	—	9,824,532
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	199,623,026	—	(303,541)	(21,537,788)	177,781,697	—	(34,973)	—	17,813,797
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	99,192,366	—	—	(15,481,656)	83,710,710	—	—	—	1,892,623
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	864,337,263	6,073,916	(2,633,200)	(61,149,665)	806,628,314	—	(168,599)	6,073,916	57,575,183
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	837,878,607	—	(16,945,263)	(44,211,930)	776,721,414	—	1,410,825	—	44,460,298
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	519,825,531	—	(26,333,721)	11,214,302	504,706,112	—	3,631,874	—	13,105,846
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	107,931,731	—	(2,731,300)	(5,057,240)	100,143,191	—	2,442,754	—	2,781,755
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	101,033,306	—	(1,762,260)	(2,458,588)	96,812,458	—	656,264	—	4,750,366
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	94,802,986	—	—	(16,208,629)	78,594,357	—	—	—	3,886,961
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	96,140,569	—	(366,470)	(5,445,294)	90,328,805	—	(30,720)	—	9,264,493
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	197,363,156	—	(1,455,712)	(12,663,545)	183,243,899	—	(92,331)	—	17,402,080
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	460,267,017	—	—	(35,652,280)	424,614,737	—	—	—	7,835,666
CTIVP® – MFS® Value Fund, Class 1 Shares
	480,239,279	—	(11,670,743)	(19,781,220)	448,787,316	—	2,006,097	—	12,302,284
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	418,176,308	—	—	(93,880,581)	324,295,727	—	—	—	6,969,605
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	475,691,565	—	(19,983,281)	1,039,740	456,748,024	—	2,113,848	—	13,465,449
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	245,451,388	—	(1,728,884)	(14,215,918)	229,506,586	—	(141,793)	—	22,700,948
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	104,752,975	—	(2,248,293)	(2,003,727)	100,500,955	—	2,332,611	—	2,316,758
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	101,892,807	—	(38,939)	(7,947,356)	93,906,512	—	54,324	—	2,125,544
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	445,839,235	—	(4,376,137)	(25,614,126)	415,848,972	—	(340,829)	—	39,718,144
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	457,468,887	—	(5,260,654)	(25,891,648)	426,316,585	—	2,442,550	—	12,436,306
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	631,827,354	10,776,651	(1,114,392)	(65,335,047)	576,154,566	—	23,957	10,776,651	47,342,199
4	Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	331,623,385	—	—	(46,436,335)	285,187,050	—	—	—	22,651,871
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	332,883,489	7,072,770	(5,438,435)	(23,317,092)	311,200,732	—	(83,281)	7,072,770	33,106,461
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	238,115,678	—	—	(31,590,596)	206,525,082	—	—	—	6,243,201
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	257,419,545	—	(6,620,406)	(9,013,154)	241,785,985	—	276,428	—	6,666,280
Total	12,406,745,708			(697,318,259)	11,423,490,175	—	16,257,141	24,694,138

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2022.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Variable Portfolio – Managed Volatility Growth Fund | First Quarter Report 2022	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7047_12_A01_(05/22)